CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)
Analysis of income and expense [line items]
Total	€ (7)	$ (7)	€ 0	$ 0	€ (7)	$ (7)	€ 7	$ 7
Realized exchange losses on foreign currency derivatives - net	(2)		(2)		(1)		(5)
Unrealized (losses) / gains on foreign currency derivatives - net	(6)		3		(7)		11
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net	1		(1)		1		1
Included in Revenue
Analysis of income and expense [line items]
Total	(1)		0		(2)		(1)
Included in Cost of sales
Analysis of income and expense [line items]
Total	2		0		2		0
Included in Other gains and losses - net
Analysis of income and expense [line items]
Total	€ (8)		€ 0		€ (7)		€ 8